CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income for the year	$ 9,644	$ 15,725	$ 18,652
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	4,049	4,597	3,951
Amortization of acquired intangible assets	2,545	5,023
Loss related to equipment	222
Stock-based compensation	2,735	2,674	2,124
Loss (gain) on securities		(10)	175
Change in deferred tax assets, net	633	(5,046)	(1,626)
Increase (decrease) in accrued severance pay, net	38	70	(71)
Decrease (increase) in trade accounts receivables, net	(23,580)	(1,959)	12,381
Decrease (increase) in inventories	(1,670)	(1,949)	2,226
Decrease (increase) in other current and non-current assets	(2,180)	370	408
Increase (decrease) in trade accounts payables	2,123	1,604	(4,038)
Increase in other current and non-current liabilities	3,037	3,329	64
Increase (decrease) in short term deferred revenues	(1,756)	1,361	(703)
Net cash provided by (used in) operating activities	(4,160)	25,789	33,543
Cash flows from investment activities:
Decrease (increase) in short-term interest-bearing bank deposits	(1,248)	37,991	(27,737)
Proceeds from short-term available for sale securities			1,617
Proceeds from (investments in) short-term held for trading securities		2,005	(1,942)
Acquisition of subsidiary, net of acquired cash (Note 3)		(45,344)
Additions to property and equipment	(3,133)	(4,373)	(5,234)
Net cash used in investing activities	(4,381)	(9,721)	(33,296)
Cash flows from financing activities:
Purchases of treasury shares	(937)	(4,303)	(6,726)
Shares issued under employee share-based plans	2,151	2,319	2,586
Net cash provided by (used in) financing activities	1,214	(1,984)	(4,140)
Increase (decrease) in cash and cash equivalents	(7,327)	14,084	(3,893)
Cash and cash equivalents - beginning of year	27,733	13,649	17,542
Cash and cash equivalents - end of year	20,406	27,733	13,649
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	$ 1,902	$ 83	$ 136